Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000924628
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 22, 2019
Prospectus Date	rr_ProspectusDate	Mar. 22, 2019
Class I Shares [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	LUNAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Conservative Balanced Allocation Portfolio	SMICX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderate Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderate Balanced Allocation Portfolio	SBMIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Aggressive Balanced Allocation Portfolio	SAMIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Aggressive Balanced Allocation Portfolio	SABIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Investment Quality Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Investment Quality Bond Portfolio	SIBPX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Municipal Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Municipal Bond Portfolio	SMBPX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Value Portfolio	SLCVX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Growth Portfolio	SLCGX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Mid Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Mid Capitalization Portfolio	SMIPX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Small Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Small Capitalization Portfolio	SSCPX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - International Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

International Equity Portfolio	SIEPX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Health & Biotechnology Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Health & Biotechnology Portfolio	SBHIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Technology & Communications Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Technology & Communications Portfolio	STPIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Financial Services Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Financial Services Portfolio	SFPIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class I Shares [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Energy & Basic Materials Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class I Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Energy & Basic Materials Portfolio	SEPIX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class I shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SCAAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Conservative Balanced Allocation Portfolio	SMACX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderate Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderate Balanced Allocation Portfolio	SMPAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Aggressive Balanced Allocation Portfolio	SAMAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Aggressive Balanced Allocation Portfolio	SABAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Investment Quality Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Investment Quality Bond Portfolio	SQBAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Municipal Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Municipal Bond Portfolio	SMBAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Value Portfolio	SLVYX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Growth Portfolio	SLGYX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Mid Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Mid Capitalization Portfolio	SPMAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Small Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Small Capitalization Portfolio	SSCYX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - International Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

International Equity Portfolio	SIEYX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Health & Biotechnology Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Health & Biotechnology Portfolio	SHPAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Technology & Communications Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Technology & Communications Portfolio	STPAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Financial Services Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Financial Services Portfolio	SFPAX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A Shares [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Energy & Basic Materials Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class A Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Energy & Basic Materials Portfolio	SBMBX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Conservative Balanced Allocation Portfolio	SUMCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Moderately Conservative Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Conservative Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Conservative Balanced Allocation Portfolio	SBCCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Moderate Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderate Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderate Balanced Allocation Portfolio	SBMCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Moderately Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Moderately Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Moderately Aggressive Balanced Allocation Portfolio	SAMCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Aggressive Balanced Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Aggressive Balanced Allocation Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Aggressive Balanced Allocation Portfolio	SABCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Investment Quality Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Investment Quality Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Investment Quality Bond Portfolio	SQBCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Municipal Bond Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Municipal Bond Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Municipal Bond Portfolio	SMBCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Large Capitalization Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Value Portfolio	SLVCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Large Capitalization Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Large Capitalization Growth Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Large Capitalization Growth Portfolio	SLGCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Mid Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Mid Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Mid Capitalization Portfolio	SPMCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Small Capitalization Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Small Capitalization Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Small Capitalization Portfolio	SSCCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | International Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - International Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

International Equity Portfolio	SIECX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Health & Biotechnology Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Health & Biotechnology Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Health & Biotechnology Portfolio	SHPCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Technology & Communications Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Technology & Communications Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Technology & Communications Portfolio	STPCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Financial Services Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Financial Services Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Financial Services Portfolio	SFPCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class C Shares [Member] | Energy & Basic Materials Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Energy & Basic Materials Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the Trust’s Class C Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

Energy & Basic Materials Portfolio	SEPCX

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Macro Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Macro Portfolio	Class I (GRRIX) Class A (GRRAX) Class C (GRRCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Global Real Estate Investments Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Global Real Estate Investments Portfolio	Class I (JARIX) Class A (JAREX) Class C (JACRX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Multi Strategy Alternative Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Multi Strategy Alternative Income Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Multi Strategy Alternative Income Portfolio	Class I (JAIMX) Class A (JAAMX) Class C (JACMX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Managed Risk Domestic Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Managed Risk Domestic Equity Portfolio	Class I (JDIEX) Class A (JDAEX) Class C (JDCEX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Managed Risk Emerging Markets Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Managed Risk Emerging Markets Equity Portfolio	Class I (JEIMX) Class A (JEAMX) Class C (JECMX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Hedged High Income Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Hedged High Income Portfolio	Class I (INCIX) Class A (INCAX) Class C (INCCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Momentum Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Momentum Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Momentum Portfolio	Class I (MOMOX) Class A (MOMAX) Class C (MOMCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Global Real Estate Investments Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Global Real Estate Investments Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Global Real Estate Investments Portfolio	Class S (JARSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Multi Strategy Alternative Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Multi Strategy Alternative Income Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Multi Strategy Alternative Income Portfolio	Class S (JASMX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Managed Risk Domestic Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Managed Risk Domestic Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Managed Risk Domestic Equity Portfolio	Class S (JDSEX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Managed Risk Emerging Markets Equity Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Managed Risk Emerging Markets Equity Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Managed Risk Emerging Markets Equity Portfolio	Class S (JESMX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Hedged High Income Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Hedged High Income Portfolio	Class S (INCSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Momentum Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Momentum Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Momentum Portfolio	Class S (MOMSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Macro Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Macro Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Macro Portfolio Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Macro Portfolio	CLASS S SHARES (GRRSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Total Hedge Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Total Hedge Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Total Hedge Portfolio	Class I (JTHIX) Class A (JTHAX) Class C (JTHCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha EHS Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha EHS Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha EHS Portfolio	Class I (JEHIX) Class A (JAHAX) Class C (JAHCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Event Driven Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Event Driven Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Event Driven Portfolio	Class I (JAEIX) Class A (JAEAX) Class C (JAECX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Family Office Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Family Office Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Family Office Portfolio	Class I (JFOIX) Class A (JFOAX) Class C (JFOCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Relative Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Relative Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Relative Value Portfolio	Class I (JRVIX) Class A (JRVAX) Class C (JRVCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha MLP Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha MLP Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha MLP Portfolio	Class I (JMLPX) Class A (JAMLX) Class C (MLPCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class A, Class C and Class I [Member] | James Alpha Structured Credit Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Structured Credit Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class A, I and C Shares Prospectuses Dated December 31, 2018 (the “Prospectuses”)

James Alpha Structured Credit Value Portfolio	Class I (JSVIX) Class A (JASVX) Class C (JSVCX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class A, I and C shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectuses or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Total Hedge Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Total Hedge Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Total Hedge Portfolio	Class S (JTHSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha EHS Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha EHS Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha EHS Portfolio	Class S (JAHSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Event Driven Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Event Driven Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Event Driven Portfolio	Class S (JAESX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Family Office Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Family Office Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Family Office Portfolio	Class S (JFOSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Relative Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Relative Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Relative Value Portfolio	Class S (JRSVX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha MLP Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha MLP Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha MLP Portfolio	Class S (JMLSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolios.

Please retain this supplement for future reference.

Class S [Member] | James Alpha Structured Credit Value Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - James Alpha Structured Credit Value Portfolio
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE SARATOGA ADVANTAGE TRUST (the “Trust”)

Supplement dated March 22, 2019 to the James Alpha Structured Credit Value Portfolio Class S Shares Prospectus Dated December 31, 2018 (the “Prospectus”)

James Alpha Structured Credit Value Portfolio	CLASS S SHARES (JASSX)

Effective March 22, 2019, the Trust will no longer charge a redemption fee on Class S shares redeemed within 30 days of purchase. All references to such redemption fee are hereby removed in their entirety.

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Portfolio.

Please retain this supplement for future reference.